Note 9 - Share Capital (Details Textual) $ / shares in Thousands	Dec. 31, 2019 $ / shares
Preference shares [member]
Statement Line Items [Line Items]
Par value per share (in CAD per share)	$ 0
Ordinary shares [member]
Statement Line Items [Line Items]
Par value per share (in CAD per share)	$ 0